PREPAID EXPENSES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES AND OTHER ASSETS
PREPAID EXPENSES AND OTHER ASSETS

10.    PREPAID EXPENSES AND OTHER ASSETS

	December 31,	December 31,	December 31,
	2019	2018	2017
Prepaid expenses	$7,140	$—	$20,041
Prepaid insurance	269,262	190,849	125,043
Deposits on rental agreements	119,660	276,500	308,492
Retainers for professional services	23,000	5,593	324,062
Other prepaid expenses and other assets	210,980	118,294	24,728
	$630,042	$591,236	$802,366